OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CAD ($)	May 01, 2021 CAD ($)	Jul. 31, 2020 USD ($)
Fiscal 2023 (August 1, 2022 to July 31, 2023)	$ 12,956
Fiscal 2024 (August 1, 2023 to July 31, 2024)	13,612
Fiscal 2025 (August 1, 2024 to July 31, 2025)	14,104
Fiscal 2026 (August 1, 2025 to April 29, 2026)	10,578
Total undiscounted lease payments	51,250
Less: imputed interest	(9,917)
Lease liability as at July 30, 2021	$ 41,333	$ 48,799	$ 48,799	$ 49,475	$ 0